Income/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2025
Income/(loss) per share
Schedule of basic and diluted income/(loss) per share

The reported basic and diluted income/(loss) per share were as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$	$	$	$

Basic	0.11	(0.36)	0.20	(5.03)
Diluted	0.10	(0.36)	0.20	(5.03)

The following tables set out the data used in the basic and diluted income/(loss) per share calculations:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Income/(loss) for the period	32.3	(124.3)	63.0	(1,681.6)
Exclude: loss for the period attributable to non-controlling interests	3.1	3.2	5.5	7.2
Income/(loss) for the period attributable to owners of the Company	35.4	(121.1)	68.5	(1,674.4)

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	'000	'000	'000	'000

Weighted average number of ordinary shares outstanding	335,515	333,065	334,563	332,846
Weighted average number of potential ordinary shares	4,640	765	5,197	893